Related undertakings - Disclosure of wholly owned subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
A1 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	42.85%
A2 Preference Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	45.18%
A2 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	14.14%
A3 Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	68.10%